Consolidated Statements of Changes in Stockholder's Deficit (Parenthetical) - $ / shares	Mar. 31, 2018	Dec. 31, 2017
Common stock, par value	$ 0.0001	$ 0.0001
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001